Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Company’s Revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 58,060,025	$ 53,337,278
Net product revenue [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	5,027,612	5,205,352
Hospital services revenue [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	37,353,737	32,075,684
Insurance brokage [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	14,327,161	14,767,668
Software and other technical service revenue [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 1,351,515	$ 1,288,574